Accounts payable (Tables)	6 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accounts payable
The following table depicts the components of our accounts payable as of June 30, 2019 and December 31, 2018:

	As of
In thousands of U.S. dollars	June 30, 2019	December 31, 2018
Scorpio Ship Management S.A.M. (SSM)	$3,868	$545
Scorpio Handymax Tanker Pool Limited	384	12
Scorpio Services Holding Limited (SSH)	360	409
Scorpio LR1 Pool Limited	131	51
Scorpio Commercial Management S.A.M. (SCM)	81	389
Scorpio LR2 Pool Limited	23	2
Amounts due to a port agent - related party	20	62
Accounts payable to related parties	4,867	1,470

Suppliers	10,487	10,395
	$15,354	$11,865